Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)

The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Change in Benefit Obligations
Beginning of year	$23,032	$26,773	$23,042	$26,844
Service cost	327	395	258	318
Interest cost	1,035	1,002	1,107	1,095
Plan amendments	(89)	(149)	(412)	(119)
Actuarial (gain) loss, net	2,977	(2,327)	4,645	(3,576)
Benefits paid	(1,566)	(1,777)	(1,543)	(1,520)
Curtailment and termination benefits	11	4	–	–
Settlements paid	(407)	(889)	–	–

End of year	$25,320	$23,032	$27,097	$23,042

Change in Plan Assets
Beginning of year	$17,111	$18,282	$3,053	$2,657
Actual return on plan assets	1,778	1,388	193	556
Company contributions	1,632	107	732	1,360
Benefits paid	(1,566)	(1,777)	(1,543)	(1,520)
Settlements paid	(407)	(889)	–	–

End of year	$18,548	$17,111	$2,435	$3,053

Funded Status

End of year	$(6,772)	$(5,921)	$(24,662)	$(19,989)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Amounts recognized on the balance sheet
Noncurrent assets	$337	$339	$–	$–
Current liabilities	(122)	(137)	(528)	(710)
Noncurrent liabilities	(6,987)	(6,123)	(24,134)	(19,279)

Total	$(6,772)	$(5,921)	$(24,662)	$(19,989)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Benefit (Cost)	$(56)	$25	$(2,280)	$(2,120)

Total	$(56)	$25	$(2,280)	$(2,120)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2014	2013
Projected benefit obligation	$24,919	$22,610
Accumulated benefit obligation	24,851	22,492
Fair value of plan assets	17,810	16,350

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2014	2013	2012	2014	2013	2012
Service cost	$327	$395	$358	$258	$318	$359
Amortization of prior service cost (credit)	(8)	6	(1)	(253)	(247)	(89)
Expected return on plan assets	(1,181)	(1,245)	(1,795)	(161)	(143)	(171)
Interest cost	1,035	1,002	1,449	1,107	1,095	1,284
Remeasurement (gain) loss, net	2,380	(2,470)	5,542	4,615	(3,989)	1,262

Net periodic benefit (income) cost	2,553	(2,312)	5,553	5,566	(2,966)	2,645
Curtailment and termination benefits	11	4	–	–	–	–

Total	$2,564	$(2,308)	$5,553	$5,566	$(2,966)	$2,645

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2014	2013	2014	2013
Prior service cost	$(89)	$(149)	$(413)	$(119)
Reversal of amortization items
Prior service cost	8	(6)	253	247

Total recognized in other comprehensive (income) loss (pre-tax)	$(81)	$(155)	$(160)	$128

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2014	2013	2014	2013
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2014	2013	2012	2014	2013	2012
Discount Rate	5.00%	4.20%	5.00%	5.00%	4.20%	5.00%
Expected return on plan assets	7.25	7.50	7.50	5.50	5.60	7.00
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2014	2013	2012
Healthcare cost trend rate assumed for next year	6.50%	6.50%	7.00%
Rate to which cost trend rate gradually declines	4.75	4.75	5.00
Year the rate reaches the level it is assumed to remain thereafter	2022	2020	2016

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2014 service and interest cost	$193	$(155)
Effect on postretirement benefit obligation as of December 31, 2014	3,760	(3,023)

Expected Benefit Payments to Retirees

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2015	$2,855	$1,481
2016	2,024	1,456
2017	1,937	1,452
2018	1,427	1,436
2019	1,396	1,398
2020-2024	6,890	6,996

Schedule of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2012	$1,113	$396	$(531)	$32	$1,010
2013	1,010	134	(381)	(6)	757
2014	757	531	(406)	(7)	875

Pension
Fair Values for Plans by Asset Category

The fair values for the pension plans by asset category at December 31, 2014 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,983	$1,814	$169	$–
Equity securities	4,339	2,952	1,277	110
Fixed income securities
U.S. Treasuries and agencies	1,257	830	427	–
Corporate bonds	2,882	264	2,506	112
International bonds	582	39	524	19
Other	3	–	3	–
Real estate	1,792	–	–	1,792
Other
Private equity	3,748	–	204	3,544
Hedge funds	1,962	–	1,164	798

Total	$18,548	$5,899	$6,274	$6,375

The fair values for the pension plans by asset category at December 31, 2013 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$968	$881	$87	$–
Equity securities	4,200	3,300	900	–
Fixed income securities
U.S. Treasuries and agencies	1,097	691	406	–
Corporate bonds	2,953	212	2,579	162
International bonds	364	51	313	–
Other	3	–	3	–
Real estate	1,784	–	–	1,784
Other
Private equity	3,942	–	–	3,942
Hedge funds	1,800	–	604	1,196

Total	$17,111	$5,135	$4,892	$7,084

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

						(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2013	$–	$196	$–	$2,018	$5,039	$558	$7,811
Actual gain on plan assets	–	12	–	81	674	84	851
Purchases and sales	–	(13)	–	(315)	(1,732)	(124)	(2,184)
Transfers in (out)	–	(33)	–	–	(39)	678	606

Balance at December 31, 2013	$–	$162	$–	$1,784	$3,942	$1,196	$7,084
Actual gain (loss) on plan assets	(1)	5	–	42	73	33	152
Purchases and sales	106	(50)	8	(34)	(471)	144	(297)
Transfers in (out)	5	(5)	11	–	–	(575)	(564)

Balance at December 31, 2014	$110	$112	$19	$1,792	$3,544	$798	$6,375

Postretirement Benefit Plans
Fair Values for Plans by Asset Category

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2014 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$208	$6	$202	$–
Equity securities	1,434	1,172	262	–
Fixed income securities
U.S. Treasuries and agencies	105	98	7	–
Corporate bonds	461	119	296	46
International bonds	111	14	97	–
Other	116	–	116	–

Total	$2,435	$1,409	$980	$46

The fair values for the other postretirement benefit plans by asset category at December 31, 2013 are as follows:
			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$237	$12	$225	$–
Equity securities	2,178	1,324	854	–
Fixed income securities
U.S. Treasuries and agencies	121	94	27	–
Corporate bonds	252	45	207	–
International bonds	104	18	86	–
Other	161	40	121	–

Total	$3,053	$1,533	$1,520	$–

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of the other postretirement benefit plans assets that are measured at fair value using significant unobservable inputs:

	Corporate Bonds	Total
Balance at December 31, 2013	$–	$–
Actual gain on plan assets	1	1
Purchases and sales	45	45

Balance at December 31, 2014	$46	$46